Principal accounting policies (Convenience Translation - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Convenience translation
Rate of translations of amounts from RMB into US$				6.9618	6.9618
Cash and cash equivalents
cash, , cash equivalents, restricted cash and restricted short-term deposits			¥ 3,617,432	$ 653,777	¥ 4,551,464		$ 862,454	¥ 6,004,231		¥ 1,579,743
Cash and cash equivalents				559,272	3,893,538			6,004,231
Restricted cash				703	4,892			0
Restricted short-term deposits				93,802	653,034			0
Impairment of long-lived assets
Impairment charges of intangible assets	¥ 8,408		¥ 0
Operating Lease, Right-of-Use Asset				$ 39,588	275,607	¥ 145,200		0
Operating Lease, Liability					¥ 278,343	¥ 141,200
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets									¥ 87,800
Contract Balance [Member]
Impairment of long-lived assets
Revenue, Remaining Performance Obligation, Amount								1,583,849
Revenue Remaining Performance Obligation Expected to be Recognized								¥ 1,343,308